ACCOUNTING PRINCIPLES, Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Backlog [Member] | Top of Range [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	3 years
Licenses, Patents and Trademarks [Member] | Top of Range [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	20 years
Software [Member] | Bottom of Range [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	3 years
Software [Member] | Top of Range [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	7 years